April 8, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Grail Advisors ETF Trust – Pre-Effective Amendment No. 2 to the
Registration Statement on Form N-1A (File Nos. 333-148082 and 811-22154)

Dear Sir or Madam:

Please find enclosed for filing on behalf of Grail Advisors ETF Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Pre-Effective Amendment No. 2 (“Pre-Effective Amendment No. 2”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original of this document is maintained at the offices of the Trust.

The Trust is filing Pre-Effective Amendment No. 2 to respond to comments (“Comments”) received from the staff of the U.S. Securities and Exchange Commission (“SEC”) on February 10, 2009 on Pre-Effective Amendment No. 1 to the Registration Statement, as filed with the SEC on January 14, 2009 (“Pre-Effective Amendment No. 1”). In addition, Pre-Effective Amendment No. 2 updates disclosures throughout the Registration Statement to reflect the investment sub-advisers engaged to provide services to the two initial series of the Trust, and to make other clarifying, updating and stylistic changes. A letter (“Letter”) responding to the SEC staff’s Comments on Pre-Effective Amendment No. 1 is separately being filed as correspondence. Pre-Effective Amendment No. 2 has been marked to show changes from Pre-Effective Amendment No. 1.

It is the Trust’s goal to have the Registration Statement declared effective on or before April 27, 2009 and to launch the two series described in Pre-Effective Amendment No. 2 on May 4, 2009. Accordingly, we would greatly appreciate your providing comments, if any, on Pre-Effective Amendment No. 2 at your earliest convenience.

If you have any questions or comments concerning the foregoing, please do not hesitate to call me at (202) 778-9475 or Kurt Decko at (415) 249-1053.

Very truly yours,

/s/ Stacy L. Fuller

Stacy L. Fuller

Enclosure

cc:	William M. Thomas
William E. White
Grail Advisors, LLC
Kurt J. Decko
K&L Gates LLP